Loans, net - Summary of Expected Credit Losses by Economic Sector for Indirect Loans (Detail) - Indirect Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 5,068,694	S/ 4,743,480
Expected credit loss	S/ 14,248	S/ 17,932
Percentage expected credit loss	0.30%	0.40%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,762,187	S/ 4,024,255
Expected credit loss	S/ 2,663	S/ 6,624
Percentage expected credit loss	0.10%	0.20%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 282,559	S/ 703,425
Expected credit loss	S/ 2,250	S/ 3,939
Percentage expected credit loss	0.80%	0.60%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 23,948	S/ 15,800
Expected credit loss	S/ 9,335	S/ 7,369
Percentage expected credit loss	39.00%	46.60%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 429,517	S/ 323,864
Expected credit loss	S/ 81	S/ 306
Percentage expected credit loss	0.00%	0.10%
Commerce [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 406,317	S/ 298,440
Expected credit loss	S/ 70	S/ 266
Percentage expected credit loss	0.00%	0.10%
Commerce [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 23,200	S/ 25,424
Expected credit loss	S/ 11	S/ 40
Percentage expected credit loss	0.00%	0.20%
Commerce [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 832,587	S/ 827,190
Expected credit loss	S/ 246	S/ 960
Percentage expected credit loss	0.00%	0.10%
Manufacturing [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 825,853	S/ 682,138
Expected credit loss	S/ 185	S/ 685
Percentage expected credit loss	0.00%	0.10%
Manufacturing [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 6,734	S/ 145,052
Expected credit loss	S/ 61	S/ 275
Percentage expected credit loss	0.90%	0.20%
Manufacturing [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 43,886	S/ 45,949
Expected credit loss	S/ 92	S/ 147
Percentage expected credit loss	0.20%	0.30%
Professional Scientific and Technical Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 42,476	S/ 44,501
Expected credit loss	S/ 50	S/ 139
Percentage expected credit loss	0.10%	0.30%
Professional Scientific and Technical Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,410	S/ 1,448
Expected credit loss	S/ 42	S/ 8
Percentage expected credit loss	3.00%	0.60%
Professional Scientific and Technical Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 549,591	S/ 465,295
Expected credit loss	S/ 383	S/ 837
Percentage expected credit loss	0.10%	0.20%
Communications Storage And Transportation [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 547,328	S/ 453,038
Expected credit loss	S/ 323	S/ 745
Percentage expected credit loss	0.10%	0.20%
Communications Storage And Transportation [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 2,209	S/ 12,257
Expected credit loss	S/ 15	S/ 92
Percentage expected credit loss	0.70%	0.80%
Communications Storage And Transportation [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 54
Expected credit loss	S/ 45
Percentage expected credit loss	83.30%	0.00%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 13,927	S/ 9,797
Expected credit loss	S/ 17	S/ 22
Percentage expected credit loss	0.10%	0.20%
Agriculture [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 13,890	S/ 9,760
Expected credit loss	S/ 16	S/ 22
Percentage expected credit loss	0.10%	0.20%
Agriculture [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 37	S/ 37
Expected credit loss	S/ 1
Percentage expected credit loss	2.70%	0.00%
Agriculture [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 194,779	S/ 231,646
Expected credit loss	S/ 7,436	S/ 8,001
Percentage expected credit loss	3.80%	3.50%
Electricity Gas Water And Oil [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 169,810	S/ 95,956
Expected credit loss	S/ 409	S/ 598
Percentage expected credit loss	0.20%	0.60%
Electricity Gas Water And Oil [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 16,495	S/ 127,084
Expected credit loss	S/ 208	S/ 890
Percentage expected credit loss	1.30%	0.70%
Electricity Gas Water And Oil [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 8,474	S/ 8,606
Expected credit loss	S/ 6,819	S/ 6,513
Percentage expected credit loss	80.50%	75.70%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 135,660	S/ 108,285
Expected credit loss	S/ 206	S/ 347
Percentage expected credit loss	0.20%	0.30%
Leaseholds and Real Estate Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 90,609	S/ 57,614
Expected credit loss	S/ 88	S/ 133
Percentage expected credit loss	0.10%	0.20%
Leaseholds and Real Estate Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 45,051	S/ 50,671
Expected credit loss	S/ 118	S/ 214
Percentage expected credit loss	0.30%	0.40%
Leaseholds and Real Estate Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 124,651	S/ 74,964
Expected credit loss	S/ 145	S/ 106
Percentage expected credit loss	0.10%	0.10%
Construction And Infrastructure [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 114,457	S/ 72,910
Expected credit loss	S/ 45	S/ 100
Percentage expected credit loss	0.00%	0.10%
Construction And Infrastructure [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 10,194	S/ 2,053
Expected credit loss	S/ 100	S/ 6
Percentage expected credit loss	1.00%	0.30%
Construction And Infrastructure [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount		S/ 1
Percentage expected credit loss	0.00%	0.00%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 2,744,096	S/ 2,656,490
Expected credit loss	S/ 5,642	S/ 7,206
Percentage expected credit loss	0.20%	0.30%
Others [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 2,551,447	S/ 2,309,898
Expected credit loss	S/ 1,477	S/ 3,936
Percentage expected credit loss	0.10%	0.20%
Others [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 177,229	S/ 339,399
Expected credit loss	S/ 1,694	S/ 2,414
Percentage expected credit loss	1.00%	0.70%
Others [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 15,420	S/ 7,193
Expected credit loss	S/ 2,471	S/ 856
Percentage expected credit loss	16.00%	11.90%